CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Current assets
Cash and cash equivalents	$ 74,067	$ 122,802
Accounts receivable (Note 4)	38,999	40,471
Notes receivable (Notes 9(b) and 9(c))	16,061	16,976
Inventories (Note 5)	30,595	26,583
Income taxes recoverable (Note 20)	22,857	20,948
Current portion of deferred tax assets (Note 20)	7,661	6,105
Other current assets (Note 7)	13,842	12,336
Assets of discontinued operations (Note 3)	936	11,721
Total current assets	205,018	257,942
Property, plant and equipment, net (Note 6)	97,690	110,274
Deferred tax assets (Note 20)	73,237	80,725
Long-term investments (Note 8)	1,473	4,051
Other long-term assets (Note 9)	81,245	111,029
Total assets	458,663	564,021
Current liabilities
Accounts payable	13,661	13,969
Accrued liabilities (Note 11)	52,914	78,057
Income taxes payable (Note 20)	13,607	10,065
Current portion of long-term debt (Note 12)	4,156	4,050
Current portion of deferred revenue (Note 13)	1,820	7,542
Liabilities of discontinued operations (Note 3)	4,079	24,052
Total current liabilities	90,237	137,735
Long-term debt (Note 12)	40,174	40,100
Deferred revenue (Note 13)	3,855	9,431
Other long-term liabilities (Note 14)	39,619	39,166
Total liabilities	173,885	226,432
Shareholders' equity
Common shares at par - Authorized shares: unlimited; Issued and outstanding shares: 62,378,521 and 67,238,253, respectively; (Note 16)	254,076	273,859
Additional paid-in capital	83,159	81,909
Accumulated deficit	(216,789)	(192,539)
Accumulated other comprehensive income	164,332	174,360
Total shareholders' equity	284,778	337,589
Total liabilities and shareholders' equity	$ 458,663	$ 564,021